SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiary Control
Detailed data reflecting subsidiary control as of December 31, 2024 is as follows:

		% of shareholding and voting
Company	Incorporation country	Direct	Indirect	Closing date	Main activity

Telcosur	Argentina	99.98%	-	December 31	Telecommunication services
Detailed data reflecting subsidiary control as of December 31, 2023 is as follows:
		% of shareholding and voting
Company	Incorporation country	Direct	Indirect	Closing date	Main activity

Telcosur	Argentina	99.98%	-	December 31	Telecommunication services
CTG	Argentina	100%	-	December 31	Electricity related services

Detailed data reflecting subsidiary control as of December 31, 2022 is as follows:
		% of shareholding and voting
Company	Incorporation country	Direct	Indirect	Closing date	Main activity

Telcosur	Argentina	99.98%	-	December 31	Telecommunication services
CTG	Argentina	100%	-	December 31	Electricity related services
TGSLatam	Bolivia	80%	100%	December 31	Hydrocarbons and Electricity related services

Associates
In the table below, associate is disclosed, together with the percentage of shareholding and voting as of December 31, 2024:

	Incorporation	% of shareholding
Company	country	and voting	Closing date	Main activity

Link	Argentina	49.00%	December 31	Pipeline exploitation and construction

Accumulated Taxable on Net Profit
Accumulated taxable net profit
More than $	to $	Will pay $	More than %	On the surplus of $
$0	$34,703,523	$0	25%	$0
$34,703,523	$347,035,231	$8,675,881	30%	$34,703,523
$347,035,231	On forward	$102,375,393	35%	$347,035,231

Earnings Per Share
Earnings per share for the years ended  December 31, 2024, 2023 and 2022 were calculated as follows:
	2024	2023	2022
Net income attributable to owners of the Company	370,163,706	51,212,469	219,157,465
Weighted average number of outstanding shares (1)	752,761,058	752,761,058	752,761,058
Basic and diluited earnings per share	491.74	68.03	291.14
(1)	The weighted average number of shares excludes treasury shares.